FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities Recorded at Fair Value on a Recurring Basis	The following table summarizes the valuation of those liabilities as of the dates presented (in millions):

	Fair Value as of December 31, 2020				Fair Value as of December 31, 2019
Description:	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Interest rate swap	$—	$9.0	$—	$9.0	$—	$6.6	$—	$6.6
Contingent consideration obligations (1)	—	—	14.5	14.5	—	—	2.0	$2.0
(1)In connection with the acquisition of Fully in August 2019, the Company is contingently liable to make additional payments in the form of consideration based upon the achievement of certain performance targets. The maximum amount of contingent consideration that could be earned through 2023 is $15.0 million.

Schedule Impairment Losses on Assets that were Measured at Estimated Fair Value on a Nonrecurring Basis
The following table presents the impairment losses on assets that were measured at estimated fair value on a nonrecurring basis (in millions):

	Estimated Fair Value (Level 3) at measurement date (2)	Impairment recognized during the year ended (1)
December 31, 2020
Tradename - DatesWeiser	$0.9	$1.4

December 31, 2019
Tradename - Edelman Leather	—	6.5
(1)See Note 7 for additional information on impairments to tradenames.
(2)The estimated fair values of the impaired assets were based on significant inputs that were not observable in the market and are considered to be Level 3 inputs (see Note 2).